The Gabelli Dividend & Income Trust
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.8%
Aerospace  — 1.4%
170,000 Aerojet Rocketdyne Holdings Inc.† ..... $ 6,689,500
14,000 HEICO Corp. ..................... 2,149,560
70,000 Howmet Aerospace Inc. ............. 2,515,800
25,000 Kaman Corp. .................... 1,087,000
67,500 Rockwell Automation Inc. ........... 18,902,025
1,240,000 Rolls-Royce Holdings plc† ........... 1,646,844
31,800 The Boeing Co.† .................. 6,089,700
39,080,429
Agriculture  — 0.0%
5,000 Corteva Inc. ..................... 287,400
Automotive  — 0.6%
12,000 Daimler Truck Holding AG† .......... 334,928
50,000 Ford Motor Co. ................... 845,500
169,000 General Motors Co.† ............... 7,392,060
298,000 Iveco Group NV† ................. 1,961,492
76,000 PACCAR Inc. .................... 6,693,320
18,000 Traton SE ....................... 335,924
17,563,224
Automotive: Parts and Accessories  — 2.3%
48,676 Aptiv plc† ...................... 5,827,004
324,132 Dana Inc. ....................... 5,694,999
125,700 Garrett Motion Inc.† ............... 903,783
291,000 Genuine Parts Co. ................. 36,671,820
6,000 Lear Corp. ...................... 855,540
12,000 Monro Inc. ...................... 532,080
20,000 O'Reilly Automotive Inc.† ............ 13,699,200
15,000 Visteon Corp.† ................... 1,636,950
65,821,376
Aviation: Parts and Services  — 0.6%
64,000 L3Harris Technologies Inc. ........... 15,902,080
Broadcasting  — 1.1%
495,000 Grupo Televisa SAB, ADR ............ 5,791,500
48,121 Liberty Broadband Corp., Cl. C† ....... 6,511,734
15,000 Liberty Global plc, Cl. A† ............ 382,650
430,070 Liberty Global plc, Cl. C† ............ 11,143,113
100,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ........................ 4,573,000
90,000 Sinclair Broadcast Group Inc., Cl. A ..... 2,521,800
30,923,797
Building and Construction  — 1.5%
10,000 Arcosa Inc. ...................... 572,500
22,000 Carrier Global Corp. ............... 1,009,140
78,200 Fortune Brands Home & Security Inc. ... 5,808,696
101,475 Herc Holdings Inc. ................ 16,955,458
205,700 Johnson Controls International plc ..... 13,487,749
11,200 Sika AG ........................ 3,725,859
Shares
Market
Value
6,500 United Rentals Inc.† ............... $ 2,308,865
43,868,267
Business Services  — 2.5%
27,000 Diebold Nixdorf Inc.† .............. 181,710
5,000 HP Inc. ........................ 181,500
15,000 Jardine Matheson Holdings Ltd. ....... 825,000
50,000 JCDecaux SA† ................... 1,184,794
160,500 Mastercard Inc., Cl. A .............. 57,359,490
30,003 Steel Partners Holdings LP† .......... 1,246,924
25,000 Stericycle Inc.† ................... 1,473,000
37,600 Visa Inc., Cl. A ................... 8,338,552
70,790,970
Cable and Satellite  — 1.2%
14,500 AMC Networks Inc., Cl. A† ........... 589,135
2,445 Charter Communications Inc., Cl. A† .... 1,333,796
15,000 Cogeco Inc. ..................... 924,849
418,000 Comcast Corp., Cl. A ............... 19,570,760
184,090 DISH Network Corp., Cl. A† .......... 5,826,449
8,000 EchoStar Corp., Cl. A† .............. 194,720
2,622 Liberty Latin America Ltd., Cl. A† ...... 25,434
57,621 Liberty Latin America Ltd., Cl. C† ...... 552,585
90,000 Rogers Communications Inc., Cl. B ..... 5,107,500
80,000 WideOpenWest Inc.† ............... 1,395,200
35,520,428
Communications Equipment  — 0.3%
24,000 Arista Networks Inc.† .............. 3,335,520
76,000 Corning Inc. ..................... 2,805,160
5,000 QUALCOMM Inc. ................. 764,100
47,500 Telesat Corp.† ................... 783,750
81,375 Telesat Corp., New York† ............ 1,342,687
9,031,217
Computer Hardware  — 1.1%
166,800 Apple Inc. ...................... 29,124,948
17,500 Micron Technology Inc. ............. 1,363,075
18,000 NCR Corp.† ..................... 723,420
31,211,443
Computer Software and Services  — 7.8%
26,000 Activision Blizzard Inc. .............. 2,082,860
18,800 Adobe Inc.† ..................... 8,565,656
1,000 Alibaba Group Holding Ltd., ADR† ..... 108,800
4,439 Alphabet Inc., Cl. A† ............... 12,346,413
22,875 Alphabet Inc., Cl. C† ............... 63,889,646
8,445 Amazon.com Inc.† ................ 27,530,278
48,300 Applied Materials Inc. .............. 6,365,940
4,000 Backblaze Inc., Cl. A† .............. 42,680
24,000 Black Knight Inc.† ................. 1,391,760
4,000 Check Point Software Technologies Ltd.† . 553,040
20,000 Cisco Systems Inc. ................ 1,115,200
43,000 Cloudflare Inc., Cl. A† .............. 5,147,100

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
24,000 CrowdStrike Holdings Inc., Cl. A† ...... $ 5,449,920
30,000 eBay Inc. ....................... 1,717,800
6,000 Fiserv Inc.† ..................... 608,400
500,000 Hewlett Packard Enterprise Co. ........ 8,355,000
53,000 Kyndryl Holdings Inc.† ............. 695,360
46,897 Limelight Networks Inc.† ............ 244,802
60,000 Mandiant Inc.† ................... 1,338,600
183,849 Microsoft Corp. .................. 56,682,485
4,000 MKS Instruments Inc. .............. 600,000
75,000 N-able Inc.† ..................... 682,500
1,000 Oracle Corp. ..................... 82,730
135,059 Otonomo Technologies Ltd.† ......... 266,066
4,500 SAP SE, ADR .................... 499,320
10,400 ServiceNow Inc.† ................. 5,791,656
15,300 Snowflake Inc., Cl. A† .............. 3,505,689
99,000 SolarWinds Corp. ................. 1,317,690
3,000 Unity Software Inc.† ............... 297,630
19,757 Vimeo Inc.† ..................... 234,713
8,000 VMware Inc., Cl. A ................ 910,960
101,500 ZoomInfo Technologies Inc.† ......... 6,063,610
224,484,304
Consumer Products  — 3.6%
150,000 Authentic Equity Acquisition Corp.† .... 1,491,000
30,000 Church & Dwight Co. Inc. ........... 2,981,400
458,000 Edgewell Personal Care Co. .......... 16,794,860
126,000 Energizer Holdings Inc. ............. 3,875,760
99,000 Hanesbrands Inc. ................. 1,474,110
16,000 Kimball International Inc., Cl. B ........ 135,200
3,000 Kimberly-Clark Corp. ............... 369,480
5,000 Spectrum Brands Holdings Inc. ....... 443,600
8,205,000 Swedish Match AB ................ 61,853,399
9,000 The Estee Lauder Companies Inc., Cl. A .. 2,450,880
74,000 The Procter & Gamble Co. ........... 11,307,200
103,176,889
Consumer Services  — 0.7%
22,000 Ashtead Group plc ................ 1,396,751
21,700 Blink Charging Co.† ............... 574,182
45,050 Meta Platforms Inc., Cl. A† .......... 10,017,318
245,000 Qurate Retail Inc., Cl. A ............. 1,166,200
150,000 Rentokil Initial plc ................. 1,036,470
90,000 Terminix Global Holdings Inc.† ........ 4,106,700
7,000 Travel + Leisure Co. ................ 405,580
299,972 Vroom Inc.† ..................... 797,926
19,501,127
Diversified Industrial  — 3.1%
11,900 American Outdoor Brands Inc.† ....... 156,247
47,000 Ampco-Pittsburgh Corp.† ........... 296,570
97,500 Ardagh Metal Packaging SA† ......... 792,675
Shares
Market
Value
93,000 Bouygues SA .................... $ 3,254,134
2,000 Crane Co. ....................... 216,560
22,700 Eaton Corp. plc ................... 3,444,952
8,750 General Electric Co. ................ 800,625
200,000 Griffon Corp. .................... 4,006,000
197,000 Honeywell International Inc. .......... 38,332,260
8,000 Hyster-Yale Materials Handling Inc. ..... 265,680
47,000 ITT Inc. ........................ 3,534,870
12,000 Li-Cycle Holdings Corp.† ............ 101,400
10,000 nVent Electric plc ................. 347,800
15,000 Pentair plc ...................... 813,150
8,000 Proto Labs Inc.† .................. 423,200
5,000 Sulzer AG ....................... 416,103
305,000 Textron Inc. ..................... 22,685,900
19,500 The Sherwin-Williams Co. ........... 4,867,590
300,000 Toray Industries Inc. ............... 1,574,175
36,000 Trinity Industries Inc. ............... 1,236,960
15,000 Vantage Towers AG ................ 532,493
88,099,344
Electronics  — 3.3%
18,300 Analog Devices Inc. ................ 3,022,794
9,000 Bel Fuse Inc., Cl. B ................ 160,560
64,500 ChargePoint Holdings Inc.† .......... 1,282,260
50,000 Flex Ltd.† ....................... 927,500
119,000 Intel Corp. ...................... 5,897,640
90,000 Mirion Technologies Inc.† ........... 726,300
160,000 Resideo Technologies Inc.† .......... 3,812,800
415,000 Sony Group Corp., ADR ............. 42,624,650
38,000 TE Connectivity Ltd. ............... 4,977,240
78,500 Texas Instruments Inc. ............. 14,403,180
25,000 Thermo Fisher Scientific Inc. ......... 14,766,250
2,500 Universal Display Corp. ............. 417,375
93,018,549
Energy and Utilities: Electric  — 0.6%
11,000 ALLETE Inc. ..................... 736,780
5,000 American Electric Power Co. Inc. ...... 498,850
29,000 Electric Power Development Co. Ltd. .... 416,396
184,000 Evergy Inc. ...................... 12,574,560
12,000 Pinnacle West Capital Corp. .......... 937,200
60,000 The AES Corp. ................... 1,543,800
7,000 WEC Energy Group Inc. ............. 698,670
17,406,256
Energy and Utilities: Integrated  — 1.5%
135,000 Avangrid Inc. .................... 6,309,900
22,000 Chubu Electric Power Co. Inc. ........ 228,241
20,000 Endesa SA ...................... 437,522
228,000 Enel SpA ....................... 1,530,501
50,000 Eversource Energy ................ 4,409,500
23,000 Hawaiian Electric Industries Inc. ....... 973,130
410,000 Hera SpA ....................... 1,517,620

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Integrated (Continued)
12,000 Hokkaido Electric Power Co. Inc. ...... $ 47,708
45,000 Iberdrola SA, ADR ................. 1,964,700
115,000 Korea Electric Power Corp., ADR† ...... 1,070,650
26,000 Kyushu Electric Power Co. Inc. ........ 174,487
28,000 MGE Energy Inc. .................. 2,234,120
55,000 NextEra Energy Inc. ................ 4,659,050
65,000 NextEra Energy Partners LP .......... 5,418,400
49,000 NiSource Inc. .................... 1,558,200
1,000 NorthWestern Corp. ............... 60,490
57,500 OGE Energy Corp. ................. 2,344,850
11,000 Ormat Technologies Inc. ............ 900,130
260,000 PG&E Corp.† .................... 3,104,400
28,500 PNM Resources Inc. ............... 1,358,595
30,000 Public Service Enterprise Group Inc. .... 2,100,000
50,000 Shikoku Electric Power Co. Inc. ....... 323,641
46,000 The Chugoku Electric Power Co. Inc. .... 320,043
16,000 The Kansai Electric Power Co. Inc. ..... 151,010
50,000 Tohoku Electric Power Co. Inc. ........ 292,426
43,489,314
Energy and Utilities: Natural Gas  — 1.2%
16,000 APA Corp. ...................... 661,280
200,000 Enterprise Products Partners LP ....... 5,162,000
61,000 Kinder Morgan Inc. ................ 1,153,510
167,000 National Fuel Gas Co. .............. 11,472,900
30,000 National Grid plc .................. 462,037
22,000 National Grid plc, ADR .............. 1,691,140
14,000 ONEOK Inc. ..................... 988,820
37,500 Sempra Energy ................... 6,304,500
30,000 South Jersey Industries Inc. .......... 1,036,500
42,000 Southwest Gas Holdings Inc. ......... 3,288,180
74,000 UGI Corp. ....................... 2,680,280
34,901,147
Energy and Utilities: Oil  — 3.2%
85,000 Chevron Corp. ................... 13,840,550
164,000 ConocoPhillips ................... 16,400,000
65,000 Devon Energy Corp. ............... 3,843,450
123,000 Eni SpA, ADR .................... 3,597,750
25,000 Enviva Inc. ...................... 1,978,750
375,000 Equinor ASA, ADR ................ 14,066,250
119,000 Exxon Mobil Corp. ................ 9,828,210
15,700 Hess Corp. ...................... 1,680,528
136,500 Marathon Petroleum Corp. ........... 11,670,750
6,000 Occidental Petroleum Corp. .......... 340,440
1,000 PetroChina Co. Ltd., ADR ............ 50,550
20,000 Petroleo Brasileiro SA, ADR .......... 296,000
52,000 Phillips 66 ...................... 4,492,280
75,000 Repsol SA, ADR .................. 987,000
82,000 Shell plc, ADR ................... 4,504,260
900 Texas Pacific Land Corp. ............ 1,216,899
Shares
Market
Value
70,000 TotalEnergies SE, ADR .............. $ 3,537,800
92,331,467
Energy and Utilities: Services  — 0.6%
10,000 Dril-Quip Inc.† ................... 373,500
262,000 Halliburton Co. ................... 9,921,940
90,000 Oceaneering International Inc.† ....... 1,364,400
143,000 Schlumberger NV ................. 5,907,330
17,567,170
Energy and Utilities: Water  — 0.3%
11,000 American States Water Co. ........... 979,220
6,000 American Water Works Co. Inc. ....... 993,180
14,000 Essential Utilities Inc. .............. 715,820
186,000 Mueller Water Products Inc., Cl. A ..... 2,403,120
36,000 Severn Trent plc .................. 1,455,629
24,000 SJW Group ..................... 1,669,920
7,500 The York Water Co. ................ 337,275
6,000 United Utilities Group plc, ADR ........ 176,280
8,730,444
Entertainment  — 2.4%
5,000 Discovery Inc., Cl. A† .............. 124,600
70,000 Discovery Inc., Cl. C† .............. 1,747,900
61,333 Fox Corp., Cl. A ................... 2,419,587
58,000 Fox Corp., Cl. B ................... 2,104,240
148,301 Liberty Media Corp.- Liberty Braves, Cl. A† 4,268,102
60,280 Madison Square Garden Entertainment
Corp.† ....................... 5,021,927
45,000 Madison Square Garden Sports Corp.† .. 8,071,200
19,500 Netflix Inc.† ..................... 7,304,505
43,000 Paramount Global, Cl. A ............. 1,737,630
250,000 Paramount Global, Cl. B ............. 9,452,500
55,400 Take-Two Interactive Software Inc.† .... 8,517,196
78,500 The Walt Disney Co.† .............. 10,767,060
100,000 Universal Music Group NV ........... 2,676,572
395,000 Vivendi SE ...................... 5,173,710
69,386,729
Environmental Services  — 2.1%
184,000 Republic Services Inc. .............. 24,380,000
27,380 Veolia Environnement SA ............ 881,111
97,222 Waste Connections Inc. ............. 13,581,913
126,000 Waste Management Inc. ............ 19,971,000
58,814,024
Equipment and Supplies  — 1.6%
57,000 CIRCOR International Inc.† .......... 1,517,340
26,800 Danaher Corp. ................... 7,861,244
83,000 Flowserve Corp. .................. 2,979,700
141,000 Graco Inc. ...................... 9,830,520
144,000 Mueller Industries Inc. .............. 7,800,480
437,000 RPC Inc.† ...................... 4,662,790
90,000 Sealed Air Corp. .................. 6,026,400

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
25,800 The L.S. Starrett Co., Cl. A† .......... $ 198,402
94,000 The Timken Co. ................... 5,705,800
46,582,676
Financial Services  — 15.7%
7,000 Alleghany Corp.† ................. 5,929,000
308,108 American Express Co. .............. 57,616,196
80,000 American International Group Inc. ...... 5,021,600
403,000 Bank of America Corp. .............. 16,611,660
55,000 Berkshire Hathaway Inc., Cl. B† ....... 19,410,050
20,400 BlackRock Inc. ................... 15,589,068
75,000 Blackstone Inc. ................... 9,520,500
21,000 Block Inc.† ...................... 2,847,600
28,500 Brookfield Asset Management Inc., Cl. A . 1,612,245
196 Brookfield Asset Management Reinsurance
Partners Ltd., Cl. A ............... 11,211
22,000 Cannae Holdings Inc.† .............. 526,240
180,000 Citigroup Inc. .................... 9,612,000
50,000 Cohen & Steers Inc. ............... 4,294,500
175,000 Counter Press Acquisition Corp.† ...... 1,764,000
18,500 Cullen/Frost Bankers Inc. ............ 2,560,585
9,000 EXOR NV ....................... 691,959
18 Farmers & Merchants Bank of Long Beach 147,600
42,000 Fidelity National Financial Inc. ......... 2,051,280
41,000 Franklin Resources Inc. ............. 1,144,720
200,000 Graf Acquisition Corp. IV† ........... 2,057,000
40,000 H&R Block Inc. ................... 1,041,600
13,000 HSBC Holdings plc, ADR ............ 444,860
22,249 Interactive Brokers Group Inc., Cl. A .... 1,466,432
155,000 Invesco Ltd. ..................... 3,574,300
100,000 Janus Henderson Group plc .......... 3,502,000
350,417 JPMorgan Chase & Co. ............. 47,768,845
65,000 KeyCorp. ....................... 1,454,700
30,000 Kinnevik AB, Cl. B† ................ 789,692
55,000 KKR & Co. Inc. ................... 3,215,850
52,000 M&T Bank Corp. .................. 8,814,000
190,226 Morgan Stanley .................. 16,625,752
3,400 MSCI Inc. ....................... 1,709,792
70,000 National Australia Bank Ltd., ADR ...... 839,300
130,000 Navient Corp. .................... 2,215,200
85,000 New York Community Bancorp Inc. ..... 911,200
91,000 Northern Trust Corp. ............... 10,596,950
400,000 Oaktree Specialty Lending Corp. ....... 2,948,000
84,700 PayPal Holdings Inc.† .............. 9,795,555
80,000 Resona Holdings Inc. .............. 344,406
12,270 S&P Global Inc. .................. 5,032,909
90,000 SLM Corp. ...................... 1,652,400
179,000 State Street Corp. ................. 15,594,480
138,000 T. Rowe Price Group Inc. ............ 20,864,220
620,000 The Bank of New York Mellon Corp. .... 30,770,600
Shares
Market
Value
36,000 The Goldman Sachs Group Inc. ....... $ 11,883,600
90,500 The Hartford Financial Services Group Inc. 6,498,805
146,500 The PNC Financial Services Group Inc. .. 27,021,925
87,000 The Travelers Companies Inc. ......... 15,897,510
200,000 Trine II Acquisition Corp.† ........... 2,019,000
93,750 W. R. Berkley Corp. ................ 6,242,813
589,500 Wells Fargo & Co. ................. 28,567,170
2,500 Willis Towers Watson plc ............ 590,550
449,713,430
Food and Beverage  — 9.7%
12,000 Ajinomoto Co. Inc. ................ 342,533
87,121 BellRing Brands Inc.† .............. 2,010,753
12,500 Brown-Forman Corp., Cl. B .......... 837,750
73,000 Campbell Soup Co. ................ 3,253,610
950,000 China Mengniu Dairy Co. Ltd. ......... 5,117,894
60,500 Chr. Hansen Holding A/S ............ 4,469,052
569,000 Conagra Brands Inc. ............... 19,101,330
8,000 Constellation Brands Inc., Cl. A ........ 1,842,560
158,000 Danone SA ...................... 8,744,619
2,125,000 Davide Campari-Milano NV .......... 24,812,496
90,000 Diageo plc, ADR .................. 18,282,600
70,954 Flowers Foods Inc. ................ 1,824,227
203,000 General Mills Inc. ................. 13,747,160
18,000 Heineken Holding NV ............... 1,415,779
260,000 ITO EN Ltd. ..................... 12,835,551
49,000 Kellogg Co. ..................... 3,160,010
120,000 Keurig Dr Pepper Inc. .............. 4,548,000
330,000 Kikkoman Corp. .................. 22,037,950
20,000 Lamb Weston Holdings Inc. .......... 1,198,200
6,000 Landec Corp.† ................... 69,480
108,000 Maple Leaf Foods Inc. .............. 2,591,689
6,000 McCormick & Co. Inc. .............. 600,000
30,000 Molson Coors Beverage Co., Cl. B ...... 1,601,400
529,000 Mondelēz International Inc., Cl. A ...... 33,210,620
30,000 Morinaga Milk Industry Co. Ltd. ....... 1,288,812
6,000 Nathan's Famous Inc. .............. 325,020
22,000 Nestlé SA ....................... 2,861,750
35,000 Nestlé SA, ADR ................... 4,553,500
128,000 Nissin Foods Holdings Co. Ltd. ........ 9,010,679
69,982 Nomad Foods Ltd.† ................ 1,580,194
72,000 PepsiCo Inc. ..................... 12,051,360
61,000 Pernod Ricard SA ................. 13,449,013
49,000 Post Holdings Inc.† ................ 3,393,740
24,500 Remy Cointreau SA ................ 5,068,284
18,000 Suntory Beverage & Food Ltd. ........ 689,009
265,000 The Coca-Cola Co. ................ 16,430,000
115,000 The Hain Celestial Group Inc.† ........ 3,956,000
24,000 The Kraft Heinz Co. ................ 945,360
25,000 Unilever plc, ADR ................. 1,139,250
237,000 Yakult Honsha Co. Ltd. ............. 12,692,952
277,090,186

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care  — 10.0%
30,500 Abbott Laboratories ............... $ 3,609,980
45,196 AbbVie Inc. ..................... 7,326,723
59,000 AmerisourceBergen Corp. ........... 9,127,890
13,000 Anthem Inc. ..................... 6,385,860
42,486 AstraZeneca plc, ADR .............. 2,818,521
160,000 Aurinia Pharmaceuticals Inc.† ........ 1,980,800
40,000 Avantor Inc.† .................... 1,352,800
215,000 Bausch Health Cos. Inc.† ............ 4,912,750
75,000 Baxter International Inc. ............. 5,815,500
10,000 Becton, Dickinson and Co. ........... 2,660,000
1,000 BioMarin Pharmaceutical Inc.† ........ 77,100
6,000 Bio-Rad Laboratories Inc., Cl. A† ...... 3,379,380
130,000 Bristol-Myers Squibb Co. ............ 9,493,900
34,393 Cardiovascular Systems Inc.† ........ 777,282
10,000 CareDx Inc.† .................... 369,900
40,000 Catalent Inc.† .................... 4,436,000
6,000 Charles River Laboratories International
Inc.† ........................ 1,703,820
12,000 Chemed Corp. ................... 6,078,600
63,000 Cigna Corp. ..................... 15,095,430
35,000 DaVita Inc.† ..................... 3,958,850
500 Demant A/S† .................... 22,754
75,000 DENTSPLY SIRONA Inc. ............ 3,691,500
66,700 Edwards Lifesciences Corp.† ......... 7,851,924
45,000 Elanco Animal Health Inc.† ........... 1,174,050
43,000 Eli Lilly & Co. .................... 12,313,910
185,000 Evolent Health Inc., Cl. A† ........... 5,975,500
15,000 Gerresheimer AG ................. 1,100,166
24,271 Gilead Sciences Inc. ............... 1,442,911
42,500 HCA Healthcare Inc. ............... 10,651,350
25,000 Henry Schein Inc.† ................ 2,179,750
32,000 ICU Medical Inc.† ................. 7,124,480
3,400 Illumina Inc.† .................... 1,187,960
8,400 Incyte Corp.† .................... 667,128
46,824 Integer Holdings Corp.† ............. 3,772,610
14,900 Intuitive Surgical Inc.† .............. 4,495,032
101,100 Johnson & Johnson ............... 17,917,953
24,700 Laboratory Corp. of America Holdings† .. 6,512,402
17,500 McKesson Corp. .................. 5,357,275
5,000 Medmix AG† .................... 174,882
59,000 Medtronic plc .................... 6,546,050
158,000 Merck & Co. Inc. .................. 12,963,900
20,000 NeoGenomics Inc.† ................ 243,000
220,000 Option Care Health Inc.† ............ 6,283,200
1,000 Organon & Co. ................... 34,930
35,000 Orthofix Medical Inc.† .............. 1,144,500
100,000 Pacific Biosciences of California Inc.† ... 910,000
72,500 Patterson Cos. Inc. ................ 2,346,825
90,000 Perrigo Co. plc ................... 3,458,700
50,000 Personalis Inc.† .................. 409,500
Shares
Market
Value
71,629 PetIQ Inc.† ...................... $ 1,747,748
393,588 Pfizer Inc. ...................... 20,376,051
5,700 Quidel Corp.† .................... 641,022
15,000 Silk Road Medical Inc.† ............. 619,350
15,000 Stryker Corp. .................... 4,010,250
700 Teladoc Health Inc.† ............... 50,491
90,000 Tenet Healthcare Corp.† ............. 7,736,400
8,000 The Cooper Companies Inc. .......... 3,340,720
4,000 UnitedHealth Group Inc. ............ 2,039,880
12,000 Vertex Pharmaceuticals Inc.† ......... 3,131,640
25,000 Viatris Inc. ...................... 272,000
40,000 Zimmer Biomet Holdings Inc. ......... 5,116,000
3,000 Zimvie Inc.† ..................... 68,520
95,038 Zoetis Inc. ...................... 17,923,216
286,388,516
Hotels and Gaming  — 0.4%
19,000 Accor SA† ...................... 614,378
80,000 Boyd Gaming Corp. ................ 5,262,400
20,000 Entain plc† ...................... 431,797
22,000 Las Vegas Sands Corp.† ............ 855,140
400,000 Mandarin Oriental International Ltd.† ... 800,000
51,000 MGM Resorts International .......... 2,138,940
15,000 Ryman Hospitality Properties Inc., REIT† . 1,391,550
5,000 Wyndham Hotels & Resorts Inc. ....... 423,450
11,917,655
Machinery  — 2.4%
21,000 Astec Industries Inc. ............... 903,000
140,000 CNH Industrial NV ................. 2,229,426
1,350,000 CNH Industrial NV, New York ......... 21,411,000
66,500 Deere & Co. ..................... 27,628,090
6,000 Otis Worldwide Corp. .............. 461,700
35,000 Twin Disc Inc.† ................... 582,400
192,905 Xylem Inc. ...................... 16,447,080
69,662,696
Metals and Mining  — 1.6%
65,000 Agnico Eagle Mines Ltd. ............ 3,980,600
20,000 Alliance Resource Partners LP ........ 308,600
14,000 Arconic Corp.† ................... 358,680
147,588 Barrick Gold Corp. ................ 3,620,334
8,000 BHP Group Ltd., ADR .............. 618,000
36,000 Franco-Nevada Corp. ............... 5,728,784
195,000 Freeport-McMoRan Inc. ............. 9,699,300
272,000 Newmont Corp. .................. 21,610,400
45,924,698
Paper and Forest Products  — 0.0%
200 Keweenaw Land Association Ltd. ...... 4,270
545 Sylvamo Corp.† .................. 18,138
22,408

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Publishing  — 0.0%
1,000 Graham Holdings Co., Cl. B .......... $ 611,470
Real Estate  — 0.3%
14,000 Crown Castle International Corp., REIT .. 2,584,400
5,000 Equinix Inc., REIT ................. 3,708,100
85,000 Weyerhaeuser Co., REIT ............ 3,221,500
9,514,000
Retail  — 3.6%
19,500 Advance Auto Parts Inc. ............. 4,035,720
114,000 AutoNation Inc.† .................. 11,352,120
1,300 AutoZone Inc.† ................... 2,657,954
19,000 Bassett Furniture Industries Inc. ....... 314,640
28,000 CarMax Inc.† .................... 2,701,440
200,000 Conn's Inc.† ..................... 3,082,000
303,000 CVS Health Corp. ................. 30,666,630
43,700 EVgo Inc.† ...................... 561,982
112,500 Ingles Markets Inc., Cl. A ............ 10,018,125
36,400 Lowe's Companies Inc. ............. 7,359,716
4,000 Macy's Inc. ..................... 97,440
7,500 MSC Industrial Direct Co. Inc., Cl. A .... 639,075
37,100 NIKE Inc., Cl. B ................... 4,992,176
37,500 Rush Enterprises Inc., Cl. B .......... 1,813,125
247,000 Sally Beauty Holdings Inc.† .......... 3,860,610
120,000 Seven & i Holdings Co. Ltd. .......... 5,729,916
50,000 Starbucks Corp. .................. 4,548,500
12,000 The Home Depot Inc.† .............. 3,591,960
45,000 Walgreens Boots Alliance Inc. ........ 2,014,650
20,000 Walmart Inc. .................... 2,978,400
103,016,179
Semiconductors  — 1.4%
20,000 Advanced Micro Devices Inc.† ........ 2,186,800
8,200 ASML Holding NV ................. 5,477,026
9,600 KLA Corp. ...................... 3,514,176
5,700 Lam Research Corp. ............... 3,064,377
45,000 Lattice Semiconductor Corp.† ........ 2,742,750
62,000 Marvell Technology Inc. ............. 4,446,020
63,600 NVIDIA Corp. .................... 17,353,896
1,500 NXP Semiconductors NV ............ 277,620
10,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 1,042,600
40,105,265
Specialty Chemicals  — 2.5%
18,000 Air Products and Chemicals Inc. ....... 4,498,380
30,000 Ashland Global Holdings Inc. ......... 2,952,300
10,000 Axalta Coating Systems Ltd.† ......... 245,800
5,000 Dow Inc. ....................... 318,600
418,000 DuPont de Nemours Inc. ............ 30,756,440
322,000 Ferro Corp.† ..................... 7,000,280
Shares
Market
Value
19,000 FMC Corp. ...................... $ 2,499,830
102,000 GCP Applied Technologies Inc.† ....... 3,204,840
76,000 International Flavors & Fragrances Inc. .. 9,981,080
86,000 Olin Corp. ...................... 4,496,080
5,000 Sensient Technologies Corp. ......... 419,750
115,810 Valvoline Inc. .................... 3,654,964
70,028,344
Telecommunications  — 2.5%
153,000 AT&T Inc. ....................... 3,615,390
168,000 BCE Inc. ........................ 9,317,280
20,151 Comtech Telecommunications Corp. .... 316,169
430,000 Deutsche Telekom AG, ADR .......... 8,006,600
195,000 Hellenic Telecommunications Organization
SA, ADR ...................... 1,741,350
45,000 Orange SA, ADR .................. 531,900
50,000 Pharol SGPS SA† ................. 4,409
34,000 Proximus SA .................... 633,771
50,000 Telefonica SA, ADR ................ 240,000
295,000 Telekom Austria AG ................ 2,284,406
23,000 Telenet Group Holding NV ........... 743,466
125,000 Telephone and Data Systems Inc. ...... 2,360,000
110,000 Telstra Corp. Ltd., ADR ............. 1,622,500
270,000 TELUS Corp. .................... 7,057,800
50,000 T-Mobile US Inc.† ................. 6,417,500
150,000 VEON Ltd., ADR† ................. 102,420
493,086 Verizon Communications Inc. ......... 25,117,801
35,000 Vodafone Group plc, ADR ........... 581,700
70,694,462
Transportation  — 1.0%
28,840 Canadian Pacific Railway Ltd. ......... 2,380,454
205,000 GATX Corp. ..................... 25,282,650
27,663,104
Wireless Communications  — 0.1%
45,000 United States Cellular Corp.† ......... 1,360,350
TOTAL COMMON STOCKS ......... 2,741,202,834
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ............... 233,000
PREFERRED STOCKS  — 0.3%
Consumer Services  — 0.2%
60,450 Qurate Retail Inc., 8.000%, 03/15/31 .... 5,199,304
Health Care  — 0.1%
133,681 The Phoenix Companies Inc., 7.450%,
01/15/32 ...................... 2,414,613
2,296 XOMA Corp., Ser. A, 8.625% ......... 60,500
2,475,113
TOTAL PREFERRED STOCKS ........ 7,674,417

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Automotive: Parts and Accessories  — 0.0%
123,160 Garrett Motion Inc., Ser. A,
11.000% ..................... $ 1,019,765
MANDATORY CONVERTIBLE SECURITIES(a)  — 0.3%
Energy and Utilities  — 0.2%
124,000 El Paso Energy Capital Trust I,
4.750%, 03/31/28 ............... 6,175,200
Health Care  — 0.1%
25,000 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 2,588,250
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 8,763,450
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
32,000 Ampco-Pittsburgh Corp., expire 08/01/25† 26,083
Energy and Utilities: Oil  — 0.0%
12,257 Occidental Petroleum Corp., expire
08/03/27† ..................... 431,814
Energy and Utilities: Services  — 0.0%
3,081 Weatherford International plc, expire
12/13/23† ..................... 1,849
TOTAL WARRANTS .............. 459,746
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.1%
Cable and Satellite  — 0.1%
$ 1,700,000 DISH Network Corp.,
3.375%, 08/15/26 ............... 1,533,400
U.S. GOVERNMENT OBLIGATIONS  — 3.5%
101,320,000 U.S. Treasury Bills,
0.060% to 0.509%††, 04/07/22 to
07/07/22 ...................... 101,255,658
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,689,535,748) ............ $ 2,862,142,270
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 85.1% $ 2,436,119,512
Europe .............................. 10.4 296,715,379
Japan ............................... 3.9 111,124,585
Asia/Pacific ......................... 0.4 12,095,294
Latin America ....................... 0.2 6,087,500
Total Investments ................... 100.0% $ 2,862,142,270